Description of Organization, Business Operations, Going Concern and Basis of Presentation (Details Narrative)	1 Months Ended
Nov. 30, 2021 USD ($) $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Sale of stock, price per share | $ / shares	$ 10.15
Minimum market value net asset held in Trust Account, percentage	80.00%
Minimum post-business combination ownership	50.00%
Minimum net tangible asset upon consummation of business combination | $	$ 5,000,001
Restricted redemption rights percentage	15.00%
Redemption percentage of outstanding shares	100.00%
Cash | $
Working capital deficit | $	110,855
Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Dissolution expenses | $	$ 100,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, number of shares issued in transaction | shares	10,000,000
Sale of stock, price per share | $ / shares	$ 10.00
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, number of shares issued in transaction | shares	11,500,000
Number of new stock issued during the period | shares	532,500
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, price per share | $ / shares	$ 10.00
Number of new stock issued during the period | shares	480,000
Proposed Public Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, price per share | $ / shares	$ 10.00